PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2011
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

5.                                     PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,
	2010	2011

Prepaid rental	$222	$907
Rental deposits	374	437
Prepaid bandwidth	361	792
Prepaid license and technical service fee	—	1,424
Prepaid principal for investments (i)	—	1,168
Prepayment to service provider (ii)	—	1,257
Bridge loan (iii)	—	1,209
Guarantee loan to employees related to exercise share options (iv)	—	894
Prepaid insurance for employee	—	343
Interest receivable	94	955
Prepaid marketing promotion fee and professional fee	245	723
Deferred cost	369	834
Prepayment for technology purchase and research project to a third party individual	—	715
Deferred IPO costs	560	—
Investment receivable on capital injection of Le Xiang Qi Cheng(v)	406	—
Investment receivable on capital injection of Yuan Tu(vi)	118	—
Others	394	1,150
Total	$3,143	$12,808

(i)	The Group made several payments to establish new companies with other independent third parties. The prepayments will be recorded as long-term investments when the investees are legally established.

(ii)

Amount represents the advance payments made on behalf of the end users to the service provider in relation to other Internet value-added services, which will be collected from the end users subsequently within a short period.

(iii)

The Group provided unsecrued interest-free bridge loans to certain investees and potential investees in accordance with the investment agreements signed between the parties in 2011.The loans will be paid back before July 31, 2012.

(iv)

Amount represents interest-free loans to employees to settle the individual income tax associated with the options granted by the Company. Such loan is secured by share options held by the employees, and will be repaid to the Company when ordinary shares are sold.

(v)                                 In August 2010, the Group paid $599, representing 60% ownership, to form Le Xiang Qi Cheng with three other individual investors (“40% owners”).  Even though the 40% owners have not yet paid their portion of the capital contribution, they have the full legal rights and entitlement to their portion of the equity.  The investment receivable of $406 as of December 31, 2010 represented the receivable from 40% owners (noncontrolling interest), which had been collected in 2011.

(vi)                              In September 2010, the Group paid $272, representing 70% ownership, to form Yuan Tu with two other individual investors (“30% owners”).  Even though the 30% owners have not yet paid their portion of the capital contribution, they have the full legal rights and entitlement to their portion of the equity.  The investment receivable of $118 as of December 31, 2010 represented the receivable from 30% owners (noncontrolling interest), which had been collected during 2011.